Dividends (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	May 20, 2024	Apr. 30, 2024	Jan. 12, 2024
Dividends [Abstract]
Dividend shares (in Shares)	1,000
Dividends declared	$ 9	$ 3	$ 1	$ 5